Notes to the Consolidated Statements of Operations	6 Months Ended
Jun. 30, 2023
Notes to the Consolidated Statements of Operations
Notes to the Consolidated Statements of Operations

3. Notes to the Consolidated Statements of Operations

3.1 Revenue from contract with customers

The Group recognized the following revenues:

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Belgium
GSK	19,295	6,283	43,041	12,756
Switzerland
CRISPR	406	844	586	1,053
Netherlands
Genmab	445	452	892	899
Total	20,146	7,579	44,519	14,708

Of these revenues, all of which were recognized over time as part of collaboration agreements, during the six months ended June 30, 2023 EUR 8,545k (June 30, 2022: EUR 31,818k) related to (i) delivery of research services combined with an IP license (recognized from the upfront payments and achievement of certain milestones as further illustrated in the table below), (ii) EUR 903k (June 30, 2022: EUR 431k) related to delivery of products and (iii) EUR 5,260k (June 30, 2022: EUR 12,270k) were recognized from research and development services that are considered distinct from other performance obligations in the agreements.

Of the total revenues recognized, in the six months ended June 30, 2023, EUR 12,756k in revenue was recognized under the collaboration agreements with GSK, entered into in July 2020, for the research, development, manufacturing and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens (“GSK I”) and in April 2021 for research, development and manufacturing of next-generation mRNA vaccines targeting the original SARS-CoV-2 strain as well as emerging variants, including multivalent and monovalent approaches, such as the CureVac’s second-generation COVID-19 vaccine candidate, CV2CoV (“GSK II”). In the first quarter of 2022, the Company reached a development milestone of EUR 10,000k under the GSK I collaboration. Therefore, revenue for the six months ending June 30, 2023, also includes recognition of EUR 755k of the milestone amount (June 30, 2022: EUR 5,321k). The remaining EUR 2,989k of the milestone amount is deferred as contract liability and will be recognized into revenue through the latest expected submission to authorities, which represents the period of time during which CureVac is responsible for development as, subsequent to this period, GSK will be responsible for further development and commercialization. In the six months ended June 30, 2022, revenue consisted of EUR 43,041k primarily recognized from the upfront payments under both collaboration agreements with GSK.

The Group has received upfront payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront and	Upfront and
		milestones payments included	milestones payments included
		in contract	in contract
	Upfront and milestone	liabilities at	liabilities at
Customer	payments	December 31, 2022	June 30, 2023
		(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	102,804	95,307
CRISPR	USD 3,000k (EUR 2,524k)*	929	775
Genmab	USD 10,000k (EUR 8,937k)*	3,575	2,681
Total		107,308	98,763

* Translated at the currency exchange rate prevailing on the transaction date.

	Revenue recognized from
	upfront and milestones payments
	for three months ended		for six months ended
	June 30,		June 30,
Customer	2022	2023	2022	2023
	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	13,051	3,873	30,769	7,496
CRISPR	77	77	155	155
Genmab	447	447	894	894
Total	13,575	4,397	31,818	8,545

Contract balances:

	December 31,	June 30,
	2022	2023
	EUR k	EUR k
Trade receivables	6,295	6,443
Contract assets	2,707	119
Contract liabilities	107,308	98,763

3.2 Cost of sales

The cost of sales consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(5,933)	(9,371)	(13,869)	(17,559)
Materials	(14,055)	(8,096)	(36,883)	(12,630)
Third-party services	(18,552)	(6,386)	(19,516)	(11,839)
Maintenance and lease	(919)	(534)	(1,150)	(1,115)
Amortization and depreciation	(3,158)	(1,049)	(8,326)	(2,219)
Other	(64)	(418)	(169)	(1,127)
Total	(42,681)	(25,854)	(79,913)	(46,489)

For the six months ended June 30, 2023, cost of sales decreased in comparison to corresponding period in 2022. This decline was primarily attributable to higher material costs in the prior year, which were driven by write-offs of raw materials originally procured for the manufacturing of products intended to be sold to GSK. However, these raw materials were no longer expected to be sold to them. Personnel expenses increased mainly due to increased workforce in the manufacturing organization.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(363)	(1,314)	(560)	(2,030)
Amortization and depreciation	(16)	(6)	(32)	(6)
Other	(169)	(88)	(227)	(196)
Total	(548)	(1,408)	(819)	(2,232)

3.4 Research and development expenses

R&D expenses consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Materials	(6,131)	(5,728)	(23,419)	(9,217)
Personnel	(7,795)	(12,533)	(14,849)	(23,570)
Amortization and depreciation	(1,106)	(1,783)	(2,119)	(3,508)
Patents and fees to register a legal right	502	(1,191)	(1,354)	(2,048)
Third-party services	4,252	(7,081)	21,053	(11,773)
Maintenance and lease	(428)	(1,827)	(464)	(3,593)
Other	(929)	(727)	(1,270)	(1,410)
Total	(11,635)	(30,868)	(22,422)	(55,118)

During the six months ended June 30, 2023, research and development expenses increased in comparison to the same period of 2022, as the prior year period was largely impacted by the reversal of provision for onerous contracts in the amount of EUR 21,303k as a result of more participants leaving the clinical trials, prior to completion, than originally estimated and of renegotiations of contracts with CROs. Additionally in 2022, GSK took over the Group’s committed capacity at Novartis (see Note 3.6 for additional information) which resulted in a reduction in the estimated contract termination provisions in the amount of EUR 25,059k. The net effect of these two events resulted in an overall gain within the Third-party services category.

Personnel expenses increased mainly due to increased workforce and the acquisition of Frame Pharmaceuticals. Additionally, share-based payment expense was higher compared to prior year period (refer to Note 5 for further details).

As of June 30, 2023, the Group had no development expenditures which met the requirements for capitalization and thus none have been capitalized.

3.5 General and administrative expenses

General and administrative expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(9,190)	(6,644)	(18,971)	(15,742)
Maintenance and lease	(1,404)	(1,614)	(2,704)	(2,915)
Third-party services	(7,514)	(5,871)	(12,796)	(12,873)
Legal and other professional services	(2,995)	(4,446)	(5,320)	(6,074)
Amortization and depreciation	(3,152)	(2,965)	(6,091)	(6,071)
Other	(2,857)	(705)	(5,796)	(1,857)
Total	(27,112)	(22,245)	(51,678)	(45,532)

Personnel expenses decreased due to lower workforce in the corporate service functions.

Others include mainly expenses for D&O insurance and allocations.

3.6 Other operating income

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Compensation for CMO/Material transfer	949	259	33,961	1,803
Reimbursement Claim	610	—	610	—
Sale of equipment	—	176	310	484
Grants and other cost reimbursements from government agencies and similar bodies	35	237	104	239
Other	177	770	222	922
Total	1,771	1,442	35,207	3,448

In March 2022, CureVac AG and GlaxoSmithKline Biologicals SA amended and restated the 2020 GSK agreement and the GSK COVID Agreement in connection with GSK entering into a direct agreement with Novartis for use of Novartis as a CMO at the same time as CureVac exits its CMO agreement with Novartis. Additionally, under the restated agreement, CureVac is entitled to further compensation by GSK. The compensations mainly consist of a consideration for set-up activities undertaken by CureVac (EUR 20,500k) and for reimbursement of prepayments (EUR 12,000k), which were recognized in other operating income in the six months ended June 30, 2022. As an additional result of this agreement, certain reserved capacity at Novartis was also taken over from the Group by GSK, which resulted in the reversal of provisions of EUR 25,059k which had been recognized as of December 31, 2021, and the recognition of a corresponding gain in research and development expenses in the six months ended June 30, 2022 (see Note 3.4).